CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net income	¥ 1,926,985	¥ 2,434,211	¥ 2,307,904
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,610,950	1,625,837	1,409,075
Provision for doubtful accounts and credit losses	98,666	159,265	78,969
Pension and severance costs, less payments	23,253	8,833	(3,161)
Losses on disposal of fixed assets	30,673	33,329	31,625
Unrealized losses on available-for-sale securities, net	7,073	9,272	2,578
Deferred income taxes	(53,299)	32,889	(26,887)
Equity in earnings of affiliated companies	(362,060)	(329,099)	(308,545)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(264,784)	(25,180)	(69,477)
Increase in inventories	(246,326)	(68,912)	(171,001)
Increase in other current assets	(152,116)	(200,669)	(43,355)
Increase in accounts payable	145,957	120,381	150,058
Decrease in accrued income taxes	(121,032)	(5,516)	(246,043)
Increase in other current liabilities	480,094	368,923	494,254
Other	290,203	297,293	79,759
Net cash provided by operating activities	3,414,237	4,460,857	3,685,753
Cash flows from investing activities
Additions to finance receivables	(13,636,694)	(13,549,278)	(13,126,596)
Collection of finance receivables	12,885,944	13,067,700	12,426,475
Proceeds from sales of finance receivables	42,037	48,154	23,913
Additions to fixed assets excluding equipment leased to others	(1,223,878)	(1,282,545)	(1,146,318)
Additions to equipment leased to others	(2,317,559)	(2,776,671)	(2,211,250)
Proceeds from sales of fixed assets excluding equipment leased to others	41,238	42,147	41,547
Proceeds from sales of equipment leased to others	1,238,278	1,111,727	803,423
Purchases of marketable securities and security investments	(2,517,008)	(2,197,477)	(3,194,294)
Proceeds from sales of marketable securities and security investments	260,039	108,708	113,348
Proceeds upon maturity of marketable securities and security investments	1,641,502	3,307,107	2,569,653
Payment for additional investments in affiliated companies, net of cash acquired	44,274	628
Changes in investments and other assets, and other	571,888	(1,062,744)	(113,391)
Net cash used in investing activities	(2,969,939)	(3,182,544)	(3,813,490)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,603,446	4,845,872	5,029,018
Payments of long-term debt	(3,845,554)	(4,176,202)	(3,462,237)
Increase (decrease) in short-term borrowings	273,037	(10,903)	(288,724)
Proceeds from issuance of class shares		474,917
Dividends paid to Toyota Motor Corporation class shareholders	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)	(704,728)	(554,933)
Dividends paid to noncontrolling interests	(63,936)	(73,129)	(69,295)
Reissuance (repurchase) of treasury stock, and other	(703,986)	(778,173)	(347,784)
Net cash provided by (used in) financing activities	(375,165)	(423,571)	306,045
Effect of exchange rate changes on cash and cash equivalents	(13,486)	(199,871)	65,079
Net increase in cash and cash equivalents	55,647	654,871	243,387
Cash and cash equivalents at beginning of year	2,939,428	2,284,557	2,041,170
Cash and cash equivalents at end of year	¥ 2,995,075	¥ 2,939,428	¥ 2,284,557